INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE
PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Total Return Bond ETF (GTO)

(the “Fund”)

Important Notice Regarding a Change to the Fund’s Unitary Management Fee

At a meeting held on December 13, 2024, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust (the "Board") approved the reduction of the Fund’s annual unitary advisory fee from 0.50% to 0.35% of the Fund’s average daily net assets, effective February 20, 2025 (the “Effective Date”). Accordingly, as of the Effective Date, the Prospectuses and SAI are revised as follows:

●	The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information – Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.35%
Other Expenses	None
Total Annual Fund Operating Expenses	0.35%

1	Invesco Capital Management LLC (the “Adviser”) has agreed to waive a portion of its unitary management fee for the Fund, resulting in a net unitary management fee of 0.25%, through August 31, 2025. The Adviser may not terminate this waiver prior to August 31, 2025. Thereafter, the Fund’s management fee will be 0.35%. “Management Fees” have been restated to reflect the Fund’s fees after August 31, 2025.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$36	$113	$197	$443

●	In the “Management of the Fund–Advisory Fees” section of the Fund’s Statutory Prospectus, the first sentence of the first paragraph is replaced with the following:

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.35% of its average daily net assets (the “Advisory Fee”). The Adviser has agreed to waive a portion of its unitary management fee for the Fund through August 31, 2025. After giving effect to such waiver, the net unitary management fee is 0.25% through August 31, 2025. Prior to February 20, 2025, the Advisory Fee was 0.50% of the Fund’s average daily net assets.

●	The information relating to the Fund set forth in the table included within the “Management—Investment Advisory Agreement” section of the Fund’s SAI is replaced with the following:

Fund	Advisory Fee
Invesco Total Return Bond ETF	0.35	%(2)(3)

(2)   Effective June 28, 2023, the Adviser has agreed to waive a portion of its unitary management fee for the Fund through August 31, 2025. After giving effect to such waiver, the net unitary management fee will be 0.25%. The Adviser may not terminate the agreement prior to August 31, 2025.

(3)    Prior to February 20, 2025, the Fund’s management fee was 0.50%.

Please Retain This Supplement for Future Reference.

P-GTO-SUMSTATSAI-SUP 121624

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Municipal Strategic Income ETF (IMSI)

(the “Fund”)

Important Notice Regarding Changes to the Fund’s Name, Ticker Symbol, Principal Investment Strategies and Portfolio Managers

At a meeting held on December 13, 2024, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust (the “Board”) approved changes to the Fund’s name, ticker symbol, principal investment strategies and portfolio managers. These changes will be effective on February 20, 2025 (the “Effective Date”).

Therefore, on the Effective Date, the following changes will occur:

1.)	Name and Ticker Change. The Fund’s name will change to “Invesco Rochester High Yield Municipal ETF.” As a result of this change, the Fund will also change its ticker to “IROC.”

2.)	Principal Investment Strategies Change. The Fund’s Prospectuses and SAI are revised as follows:

i.	The following replaces the first sentence of the first paragraph under the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield investments the income from which is exempt from federal income taxes (municipal securities) and in derivatives and other instruments that have economic characteristics similar to such securities.

ii.	The following replaces the first sentence of the third paragraph under the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund will invest at least 80% of its total assets in low-to medium-quality municipal securities, which Invesco Advisers, Inc. (the “Sub-Adviser”) defines as “high yield municipal bonds” and are (i) rated BBB or lower by S&P Global Ratings (S&P), Baa or lower by Moody’s Investors Services, Inc. (Moody’s), or an equivalent rating by another nationally recognized statistical organization (“NRSRO”), or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase.

iii.	The following replaces the fourth paragraph under the “Principal Investment Strategies” of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

At times, the market conditions in the municipal securities markets may be such that the Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or unrated securities determined by the Adviser to be of comparable quality.

iv.	The following replaces the last sentence of the sixth paragraph under the “Principal Investment Strategies” section of the Summary Prospectus, the “Summary Information – Principal Investment Strategies” section of the Statutory Prospectus and the “Additional Information About the Fund’s Strategies and Risks – Principal Investment Strategies” section of the Statutory Prospectus:

The Fund’s investments in inverse floating rate municipal obligations are included for purposes of the 80% exempt income policy described above.

v.	The following replaces the fifth bullet in the list of non-fundamental 80% investment policies in the “INVESTMENT RESTRICTIONS” section of the Fund’s SAI:

●	Invesco Rochester High Yield Municipal ETF has adopted a policy to invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in high yield investments the income from which is exempt from federal income tax (municipal securities) and in derivatives and other instruments that have economic characteristics similar to such securities.

3.)	Portfolio Manager Change. The Fund’s Prospectuses are revised as follows:

i.	The following information is added to the table appearing under the heading “Portfolio Managers” in the Fund’s Summary Prospectus and under the heading “Summary Information – Portfolio Managers” in the Fund’s Statutory Prospectus:

Portfolio Managers

The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub- Adviser/Adviser/Trust	Date Began Managing the Fund
Amy Haklisch	Portfolio Manager of the Sub-Adviser	February 2025

ii.	The following replaces the third sentence in the section of the Fund’s Statutory Prospectus entitled “Management of the Fund—Portfolio Managers”:

Mark Paris, Julius Williams, Tim O’Reilly, John Schorle, Jack Connelly, Joshua Cooney and Amy Haklisch (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.

iii.	The following information is added to the bulleted list in the section of the Fund’s Statutory Prospectus entitled “Management of the Fund—Portfolio Managers”:

■ Amy Haklisch, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since February 2025 and has been associated with the Sub-Adviser and/or its affiliates since 2024. From 2003 to 2024, she was associated with Citigroup Global Markets Inc. where she served as a Managing Director of Municipal Securities Sales.

Investors should retain this supplement for future reference.

P-IMSI-SUMSTATSAI-SUP 121624

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 16, 2024 TO THE

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED FEBRUARY 28, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Short Duration Bond ETF (ISDB)

(the “Fund”)

Important Notice Regarding Changes to the Fund’s Name, Ticker Symbol and Management Fees

At a meeting held on December 13, 2024, the Board of Trustees of Invesco Actively Managed Exchange-Traded Fund Trust (the “Board”) approved changing the Fund’s name to “Invesco Short Duration Total Return Bond ETF,” which will be effective on February 20, 2025 (the “Effective Date”). As a result of this change, the Fund will also change its ticker symbol to “GTOS.” Accordingly, as of the Effective Date, all references to the Fund’s name and ticker symbol in the Prospectuses and SAI will be replaced with the Fund’s new name and ticker symbol.

In addition, the Board approved the reduction of the Fund’s annual unitary advisory fee from 0.35% to 0.30% of the Fund’s average daily net assets, as of the Effective Date. Accordingly, as of the Effective Date, the Prospectuses and SAI are revised as follows:

●	The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information – Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.30%
Other Expenses	None
Total Annual Fund Operating Expenses	0.30%

1	Effective February 20, 2025, the Fund’s unitary management fee was reduced. “Management Fees” have been restated to reflect current fees.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

●	In the “Management of the Fund–Advisory Fees” section of the Fund’s Statutory Prospectus, the first paragraph is replaced with the following:

Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.30% of its average daily net assets (the “Advisory Fee”). Prior to February 20, 2025, the Advisory Fee was 0.35% of the Fund's average daily net assets.

●	The information relating to the Fund set forth in the table included within the “Management—Investment Advisory Agreement” section of the Fund’s SAI is replaced with the following:

Fund	Advisory Fee
Invesco Short Duration Total Return Bond ETF	0.30	%(3)

(3) Prior to February 20, 2025, the Fund’s management fee was 0.35%.

The foregoing changes will not impact the Fund’s investment objective or 80% policy to invest in fixed-income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

Investors should retain this supplement for future reference.

P-ISDB-SUMSTATSAI-SUP 121624